Nationwide Life Insurance Company • Nationwide Variable Account – II • Nationwide Variable Account – 9	Nationwide Life and Annuity Insurance Company • Nationwide VA Separate Account - B

Prospectus supplement dated April 6, 2009 to
NEBA Prospectus dated May 1, 2008
BOA Future Prospectus dated May 1, 2008
Key Future Prospectus dated May 1, 2008
BOA Exclusive Annuity II Prospectus dated May 1, 2008
BOA V Prospectus dated May 1, 2008
BOA Choice Prospectus dated May 1, 2008
Paine Webber Choice Prospectus dated May 1, 2008
BOA IV Prospectus dated May 1, 2008
BOA Vision Prospectus dated May 1, 2008
BOA Exclusive Prospectus dated May 1, 2004

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.  The Board of Trustees for the Nationwide Variable Insurance Trust has approved a merger pursuant to which the assets of the Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I will merge into the Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II, effective April 24, 2009.  As a result of this reorganization, effective April 24, 2009, the Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I will no longer be available as an investment option in your contract and all references in your prospectus to Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I will mean Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II.

 2.  The Board of Trustees for the J.P. Morgan Series Trust II has approved a merger pursuant to which the assets of the J.P. Morgan Series Trust II: JPMorgan Mid Cap Value Portfolio will merge into the JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio: Class 1 effective April 24, 2009.  As a result of this reorganization, effective April 24, 2009, the J.P. Morgan Series Trust II: JPMorgan Mid Cap Value Portfolio will no longer be available as an investment option in your contract and all references in your prospectus to J.P. Morgan Series Trust II: JPMorgan Mid Cap Value Portfolio will mean JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio: Class 1.

3.  Effective April 24, 2009, the following underlying mutual fund will be available in your contract:

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio: Class 1
Investment Advisor:	JPMorgan Investment Advisors Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

For further information or forms, please contact Nationwide at the address and phone number shown on page 1 of your prospectus, or visit www.nationwide.com.